TAXATION	9 Months Ended
Sep. 30, 2015
TAXATION [Abstract]
TAXATION
14.	TAXATION

Effective tax rates

For the nine months ended September 30, 2014 and 2015, the Group recognized income tax expenses and income tax benefit of US$58,043 and US$13,436 respectively. The income tax benefit for the nine months ended September 30, 2015 was primarily due to the reversal of withholding tax arising from the undistributed earnings. The effective tax rates are subject to change in subsequent quarter as the estimates of pretax income or loss for the year increase or decrease and certain subsidiaries of the Company may or may not continue to qualify for certain preferential tax rates.

As of December 31, 2014 and September 30, 2015, the Group recorded US$75,483 and US$112,652 as an accrual for unrecognized tax benefits and related interest and penalties, respectively. The final outcome of the tax uncertainty is dependent upon various matters including tax examinations, interpretation of tax laws or expiration of statute of limitation. However, due to the uncertainties associated with the status of examinations, including the protocols of finalizing audits by the relevant tax authorities, there is a high degree of uncertainty regarding the future cash outflows associated with these tax uncertainties. As of September 30, 2015, the Group classified the US$112,652 accrual as a current liability. The amount of unrecognized tax benefits may change in the next twelve months, pending clarification of current tax law or audit by the tax authorities.  However, a reliable estimate of the range of the possible change cannot be made at this time.

For the nine months ended September 30, 2014 and 2015, the Group recognized US$3,968 and US$7,406, respectively, in income tax expenses for the interest related to uncertain tax positions, and US$11,867 and US$6,671, respectively, in income tax expenses for the penalties related to uncertain tax positions. The Group does not expect that the amount of unrecognized tax benefits will increase significantly within the next 12 months. Dividends paid by the PRC subsidiaries of the Group out of the profits earned after December 31, 2007 to non-PRC tax resident investors are subject to PRC withholding tax. As of December 31, 2014 and September 30, 2015, a portion of the aggregate undistributed earnings of the PRC subsidiaries that are available for distribution to non-PRC parent companies were not considered to be indefinitely reinvested under ASC 740-30, “Income Taxes: Other Considerations or Special Areas”.  In accordance with the enterprise income tax law (“EIT Law”), a withholding income tax will be imposed on the PRC subsidiaries when dividends are distributed to their non-PRC parent companies. The withholding tax rate is 10% unless a foreign investor's tax jurisdiction has a tax treaty with the PRC that provides for a lower withholding tax rate and the foreign investor is recognized as the beneficial owner of the income under the relevant tax rules.  Deferred tax liabilities amounting to US$59,294 and US$28,716 were provided for the outside basis of the PRC entities as of December 31, 2014 and September 30, 2015, respectively.

The deferred tax liabilities arising from the aggregate undistributed earnings of the PRC Domestic Entities and the PRC Domestic Entities' subsidiaries that are available for distribution to the PRC tax resident parent companies, that is, the WOFEs, amounted to US$35,905 and US$34,626 as of December 31, 2014 and September 30, 2015, respectively.

As of December 31, 2014 and September 30, 2015, the Company did not provide for deferred tax liabilities and foreign withholding taxes on certain undistributed earnings of its PRC subsidiaries, PRC Domestic Entities and PRC Domestic Entities' subsidiaries that are available for distribution to non-PRC parent companies on the basis of its intent to permanently reinvest foreign subsidiaries' earnings. The cumulative amount of such temporary difference was US$100,824 and US$547,036 as of December 31, 2014 and September 30, 2015, respectively.

The amount of the unrecognized deferred tax liability for temporary differences related to investments in PRC subsidiaries, PRC Domestic Entities and PRC Domestic Entities' subsidiaries that are essentially permanent in duration was US$10,082 and US$54,704 as of December 31, 2014 and September 30, 2015, respectively.